Chapman and Cutler LLP 320 South Canal Street Chicago, IL 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

May 1, 2026

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: REX ETF Trust (Registration Nos. 333-283221 and 811-24023)

Ladies and Gentlemen:

On behalf of REX ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and each of its series, REX COIN Growth & Income ETF, REX CRWV Growth & Income ETF, REX HOOD Growth & Income ETF, REX LLY Growth & Income ETF, REX MSTR Growth & Income ETF, REX NVDA Growth & Income ETF, REX PLTR Growth & Income ETF, REX TSLA Growth & Income ETF and REX WMT Growth & Income ETF, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 85, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on April 29, 2026.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison Warren
Morrison Warren

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